UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2007

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 17th Floor
              --------------------------------------------
              New York, NY 10065-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Leo Kirby
              --------------------------------------------
Title:         Chief Financial Officer
              --------------------------------------------
Phone:         212-339-5633
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                 New York, N.Y.             August 14, 2007
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        90
                                           -----------

Form 13F Information Table Entry Value:     1,039,277
                                           -----------
                                           (thousands)

List of Other Included Managers:  None


   COLUMN 1                     COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
                                 TITLE
                                  OF                     VALUE      SHRS OR   SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
   NAME OF ISSUER                CLASS       CUSIP      (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
-----------------                -----       -----      --------    -------   ---  ----  ----------  --------   ----   ------   ----
Acadia Pharmaceuticals Inc.      COM         004225108   28,688     2,098,595 SH         SOLE                2,098,595
Acorda Therapeutics              COM         00484M106   19,532     1,144,908 SH         SOLE                1,144,908
Adolor Corp.                     COM         00724X102      946       254,921 SH         SOLE                  254,921
Advanced Magnetics               COM         00753P103    2,908        50,000 SH         SOLE                   50,000
Alkermes                         COM         01642T108    1,285        88,006 SH         SOLE                   88,006
Allos Therapeutics Inc.          COM         019777101   38,637     8,741,480 SH         SOLE                8,741,480
Altus Pharmaceuticals Inc.       COM         02216N105      467        40,477 SH         SOLE                   40,477
Amicus Therapeutics              COM         03152W109    6,319       549,491 SH         SOLE                  549,491
Amylin Pharmaceuticals Inc.      COM         032346108   46,839     1,137,978 SH         SOLE                1,137,978
Anesiva Inc.                     COM         21872P501   11,330     1,842,240 SH         SOLE                1,842,240
AP Pharma                        COM         00202J203    2,879     1,515,152 SH         SOLE                1,515,152
Aradigm Corp.                    COM         038505301      137       100,000 SH         SOLE                  100,000
Arena Pharmaceuticals Inc.       COM         040047102    2,355       214,271 SH         SOLE                  214,271
Array Biopharma Inc.             COM         04269X105    3,057       261,928 SH         SOLE                  261,928
Atherogenics Inc.                COM         047439104       54        25,357 SH         SOLE                   25,357
Autoimmune Inc.                  COM         052776101       38        26,100 SH         SOLE                   26,100
Auxilium                         COM         05334D107   19,053     1,195,284 SH         SOLE                1,195,284
Biocryst Pharmaceuticals Inc.    COM         09058V103   13,541     1,751,744 SH         SOLE                1,751,744
BioEnvision                      COM         09059N100      297        51,394 SH         SOLE                   51,394
Biomarin Pharmaceutical Inc.     COM         09061G101      710        39,553 SH         SOLE                   39,553
Cerus Corp.                      COM         157085101    7,574     1,120,468 SH         SOLE                1,120,468
Chelsea Therapeutics             COM         163428105    4,578       684,309 SH         SOLE                  684,309
Coley Pharmaceutical Group Inc.  COM         19388P106    2,069       573,098 SH         SOLE                  573,098
Critical Therapeutics Inc.       COM         22674T105    2,501     1,146,913 SH         SOLE                1,146,913
Curis Inc.                       COM         231269101       31        26,800 SH         SOLE                   26,800
Cyclacel Pharmaceuticals         COM         23254L108    1,777       273,386 SH         SOLE                  273,386
Cyclacel Pharmaceuticals Pfd.
  Conv. Ex 6%                    PFD CONV EX 23254L207      610        95,500 SH         SOLE                   95,500
Cytokinetics Inc.                COM         23282W100    9,664     1,710,416 SH         SOLE                1,710,416
Emergent Biosolutions            COM         29089Q105    3,572       346,800 SH         SOLE                  346,800
Epix Pharmaceuticals             COM         26881Q309      433        77,106 SH         SOLE                   77,106
Exelisis                         COM         30161Q104      928        76,657 SH         SOLE                   76,657
Genelabs Technologies Inc.       COM         368706206    1,790       761,894 SH         SOLE                  761,894
Genomic Health Inc.              COM         37244C101   90,110     4,793,090 SH         SOLE                4,793,090
Halozyme Therapeutics Inc.       COM         40637H109    7,614       824,933 SH         SOLE                  824,933
Icagen Inc.                      COM         45104P104      151        75,468 SH         SOLE                   75,468
Idera Pharmaceuticals Inc.       COM         45168K108   16,273     2,272,725 SH         SOLE                2,272,725
Immunogen Inc.                   COM         45253H101    1,582       285,100 SH         SOLE                  285,100
Incyte Corp.                     COM         45337C102   19,260     3,209,917 SH         SOLE                3,209,917
Indevus Pharmaceuticals          COM         454072109      606        90,000 SH         SOLE                   90,000
Infinity Pharmaceuticals Inc.    COM         45665G303      932        85,651 SH         SOLE                   85,651
Intermune Inc.                   COM         45884X103   37,102     1,430,285 SH         SOLE                1,430,285
Isis Pharmaceuticals Inc.        COM         464330109      183        18,859 SH         SOLE                   18,859
Kosan                            COM         50064W107   12,550     2,404,284 SH         SOLE                2,404,284
Ligand Pharmaceuticals Inc.      CL B        53220K207      263        38,224 SH         SOLE                   38,224
Medarex Inc.                     COM         583916101    5,776       404,191 SH         SOLE                  404,191
Memory Pharma                    COM         58606R403      363       153,006 SH         SOLE                  153,006
Metabasis Therapeutics Inc.      COM         59101M105   16,901     2,414,466 SH         SOLE                2,414,466
Micromet                         COM         59509C105    5,065     2,221,614 SH         SOLE                2,221,614
Myriad Genetics Inc.             COM         62855J104   30,489       819,821 SH         SOLE                  819,821
Neopharm Inc.                    COM         640919106      159       138,041 SH         SOLE                  138,041
Neose Technologies Inc.          COM         640522108    5,499     2,235,590 SH         SOLE                2,235,590
Neurogen Corp.                   COM         64124E106   34,177     5,147,078 SH         SOLE                5,147,078
Novo-Nordisk                     COM         670100205   22,803       210,028 SH         SOLE                  210,028
Onyx Inc.                        COM         683399109    3,380       125,650 SH         SOLE                  125,650
Optimer Pharmaceuticals          COM         68401H104   11,238     1,250,000 SH         SOLE                1,250,000
OSI Pharmaceuticals              COM         671040103    6,294       173,826 SH         SOLE                  173,826
Palatin Technologies             COM         696077304      498       251,350 SH         SOLE                  251,350
Pharmacyclics Inc.               COM         716933106      880       323,598 SH         SOLE                  323,598
Pharmasset Inc.                  COM         71715N106      236        26,975 SH         SOLE                   26,975
Pharmion Corp.                   COM         71715B409   35,791     1,236,305 SH         SOLE                1,236,305
Poniard Pharmaceuticals Inc.     COM         732449301      306        45,002 SH         SOLE                   45,002
Pozen Inc.                       COM         73941U102      554        30,652 SH         SOLE                   30,652
Savient Pharmaceuticals, Inc.    COM         80517Q100    1,163        93,667 SH         SOLE                   93,667
Seattle Genetics Inc.            COM         812578102   46,231     4,712,589 SH         SOLE                4,712,589
Siga Technologies Inc.           COM         826917106    3,650     1,109,461 SH         SOLE                1,109,461
Sirtris Pharmaceuticals Inc.     COM         82968A105    1,207       122,280 SH         SOLE                  122,280
Spectrum Pharmaceuticals Inc.    COM         84763A108    5,757       802,962 SH         SOLE                  802,962
Sunesis Pharmaceuticals Inc.     COM         867328502    4,616     1,296,739 SH         SOLE                1,296,739
Supergen                         COM         868059106      248        44,600 SH         SOLE                   44,600
Symyx Technologies, Inc.         COM         87155S108    3,483       302,621 SH         SOLE                  302,621
Tapestry Pharmaceuticals Inc.    COM         876031204    3,740     2,000,000 SH         SOLE                2,000,000
Targacept                        COM         87611R306    1,318       144,050 SH         SOLE                  144,050
Theravance Inc.                  COM         88338T104   13,148       410,869 SH         SOLE                  410,869
Threshold Pharma                 COM         885807107    2,833     2,303,100 SH         SOLE                2,303,100
Torreypines Therapeutics         COM         89235K105    1,421       204,465 SH         SOLE                  204,465
Trimeris Inc.                    COM         896263100   23,675     3,461,175 SH         SOLE                3,461,175
Vertex Pharmaceuticals Inc.      COM         92532F100   46,227     1,618,599 SH         SOLE                1,618,599
Viacell                          COM         92554J105       55        10,024 SH         SOLE                   10,024
Via Pharmaceuticals              COM         92554T103      136        27,718 SH         SOLE                   27,718
Viropharma Inc.                  COM         928241108   83,413     6,044,413 SH         SOLE                6,044,413
Xenoport Inc.                    COM         98411C100   43,883       987,918 SH         SOLE                  987,918
Zymogenetics Inc.                COM         98985T109      723        49,502 SH         SOLE                   49,502


Alexion Pharmaceuticals Notes
  1.375% 2/01/2012               CONV BONDS  015351AF6   12,803     8,300,000 PRN        SOLE                8,300,000
Amylin Pharmaceuticals Notes
  2.5% 4/15/11                   CONV BONDS  032346AD0   12,224     8,980,000 PRN        SOLE                8,980,000
Biomarin Pharmaceuticals Notes
  1.875% 4/23/2017               CONV BONDS  09061GAD3   12,870    12,000,000 PRN        SOLE               12,000,000
Biomarin Pharmaceuticals Notes
  2.5% 3/29/2013                 CONV BONDS  09061GAC5   23,815    18,569,000 PRN        SOLE               18,569,000
Incyte Genomics  Notes 3.5%
  2/15/2011                      CONV BONDS  45337CAE2   16,624    18,972,000 PRN        SOLE               18,972,000
Intermune Inc Notes .25%
  3/01/2011                      CONV BONDS  45884XAC7   11,592     8,500,000 PRN        SOLE                8,500,000
Medarex Inc Notes 2.25%
  5/15/2011                      CONV BONDS  583916AG6   17,025    13,472,000 PRN        SOLE               13,472,000
Viropharma Inc. Notes 2.0%
  3/15/2017                      CONV BONDS  928241AH1   43,763    45,000,000 PRN        SOLE               45,000,000